INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Net deferred tax asset and valuation allowance increased	$ 2,494,000	$ 1,567,000
Federal tax statutory rate	21.00%	21.00%
Operating Loss Carryforwards	$ 13,899,180
Operating loss carry forwards indefinitely period	$ 13,601,748